Fair Value Measurements (Foreign Exchange Forward Contracts, Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2017	Sep. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forward contracts recognized in other short-term liabilities			$ 715,000
Changyou [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate notional amount of foreign exchange forward contracts				$ 50,000,000	$ 100,000,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized loss resulting from changes in fair value of foreign exchange forward contracts			(7,200,000)
Cash outflows under forward contracts		$ 900,000	3,500,000
Foreign exchange forward contracts recognized in other short-term liabilities			$ 715,000
Fair Value, Measurements, Recurring [Member] | Changyou [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized loss on settlement of foreign exchange forward contracts	$ (200,000)
Foreign exchange forward contracts recognized in other short-term liabilities		$ 0